Segment information - Total reportable segments' assets and liabilities reconciliation to total assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[2]
ASSETS
Deferred income tax assets	$ 16,191	$ 30,808	[1]	$ 25,043	[1]
Trade and other receivables	197,506	172,214
Cash and cash equivalents	273,635	269,195	[1],[2]	158,568	[1],[2]	$ 198,894
TOTAL ASSETS	2,277,372	1,645,089	[1]	1,496,397	[1]
LIABILITIES
Trade and other payables	106,437	99,250
Deferred income tax liabilities	168,171	10,457	[1]	14,689	[1]
Payroll and social liabilities	27,197	28,507
Current income tax liabilities	3,625	4,843		3,889
Taxes payable	6,457	6,462
TOTAL LIABILITIES	1,169,227	962,070	[1]	$ 784,093	[1]
Elimination of intersegment amounts
ASSETS
Total reportable assets as per segment information	1,776,003	1,163,044
Intangible assets (excluding goodwill)	6,559	4,780
Deferred income tax assets	16,191	30,808
Trade and other receivables	197,506	172,214
Other assets	1,192	565
Derivative financial instruments	6,286	4,483
Cash and cash equivalents	273,635	269,195
LIABILITIES
Total reportable liabilities as per segment information	862,116	817,958
Trade and other payables	106,437	99,250
Deferred income tax liabilities	168,171	10,457
Payroll and social liabilities	27,197	28,507
Current income tax liabilities	3,625	4,843
Taxes payable	1,398	503
Derivative financial instruments	$ 283	$ 552

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.